Reporting Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Reporting Segments
Schedule of financial information concerning the entity's segments

Three and Six Months Ended June 30, 2014 and 2015

	Gathering and	Water	Consolidated
	Compression	Handling	Total
Three months ended June 30, 2014
Revenues:
Revenue - affiliate	$16,923	$40,518	$57,441

Operating expenses:
Direct operating	2,196	11,486	13,682
General and administrative (before equity-based compensation)	3,290	1,245	4,535
Equity-based compensation	2,490	849	3,339
Depreciation	8,656	3,441	12,097
Total	$16,632	$17,021	$33,653
Operating income	$291	$23,497	$23,788
Segment assets	$1,395,121	$421,489	$1,816,610
Capital expenditures for segment assets	$161,221	$47,931	$209,152

Three months ended June 30, 2015
Revenues:
Revenue - affiliate	$56,593	$31,500	$88,093

Operating expenses:
Direct operating	11,292	6,629	17,921
General and administrative (before equity-based compensation)	4,529	1,033	5,562
Equity-based compensation	5,388	1,209	6,597
Depreciation	15,091	6,162	21,253
Total	$36,300	$15,033	$51,333
Operating income	$20,293	$16,467	$36,760
Segment assets	$1,392,898	$416,909	$1,809,807
Capital expenditures for segment assets	$74,061	$11,950	$86,011

Three and Six Months Ended June 30, 2014 and 2015

	Gathering and	Water	Consolidated
	Compression	Handling	Total
Six months ended June 30, 2014
Revenues:
Revenue - affiliate	$28,696	$65,277	$93,973

Operating expenses:
Direct operating	3,137	16,816	19,953
General and administrative (before equity-based compensation)	5,753	2,508	8,261
Equity-based compensation	3,803	1,478	5,281
Depreciation	14,764	6,359	21,123
Total	$27,457	$27,161	$54,618
Operating income	$1,239	$38,116	$39,355
Segment assets	$1,395,121	$421,489	$1,816,610
Capital expenditures for segment assets	$265,554	$105,792	$371,346

Six months ended June 30, 2015
Revenues:
Revenue - affiliate	$108,836	$64,941	$173,777
Revenue - Third-party	—	151	151
Total revenues	$108,836	$65,092	$173,928

Operating expenses:
Direct operating	22,981	14,241	37,222
General and administrative (before equity-based compensation)	9,407	2,295	11,702
Equity-based compensation	10,011	2,365	12,376
Depreciation	29,673	12,282	41,955
Total	$72,072	$31,183	$103,255
Operating income	$36,764	$33,909	$70,673
Segment assets	$1,392,898	$416,909	$1,809,807
Capital expenditures for segment assets	$200,075	$33,265	$233,340

	Gathering and	Water	Consolidated
	Compression	Handling	Total
Year Ended December 31, 2012
Revenues:
Revenue - affiliate	$647	$-	$647

Operating expenses:
Direct operating	652	46	698
General and administrative	2,894	83	2,977
Depreciation	1,679	-	1,679
Total	$5,225	$129	$5,354
Operating (loss)	$(4,578)	$(129)	$(4,707)
Segment assets	$173,510	$6,898	$180,408
Capital expenditures for segment assets	$115,267	$2,080	$117,347

Year Ended December 31, 2013
Revenues:
Revenue - affiliate	$22,363	$35,871	$58,234

Operating expenses:
Direct operating	2,079	5,792	7,871
General and administrative	23,124	10,941	34,065
Depreciation	11,346	2,773	14,119
Total	$36,549	$19,506	$56,055
Operating income (loss)	$(14,186)	$16,365	$2,179
Segment assets	$578,089	$230,248	$808,337
Capital expenditures for segment assets	$389,340	$200,256	$589,596

Year Ended December 31, 2014
Revenues:
Revenue - affiliate	$95,746	$162,283	$258,029
Revenue - Third-party	-	8,245	8,245
Total revenues	$95,746	$170,528	$266,274

Operating expenses:
Direct operating	15,470	33,351	48,821
General and administrative	22,035	8,331	30,366
Depreciation	36,789	16,240	53,029
Total	$74,294	$57,922	$132,216
Operating income	$21,452	$112,606	$134,058
Segment assets	$1,395,121	$421,489	$1,816,610
Capital expenditures for segment assets	$553,582	$200,116	$753,698